Dividend Income (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Revenue From Dividends [Abstract]
Schedule of revenue from dividends [Table Text Block]

Dividend income recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Dividend from financial assets at FVTPL	1,217	996	446
Dividend from AFS financial assets	101,706	183,514	124,546

Total	102,923	184,510	124,992